Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	191,289,338.55	18,400
Yield Supplement Overcollateralization Amount 05/31/21	5,104,842.10	0
Receivables Balance 05/31/21	196,394,180.65	18,400
Principal Payments	12,434,902.13	523
Defaulted Receivables	84,398.83	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	4,617,921.18	0
Pool Balance at 06/30/21	179,256,958.51	17,868

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.03%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,507,373.75	106
Past Due 61-90 days	417,266.28	27
Past Due 91-120 days	89,897.80	7
Past Due 121+ days	0.00	0
Total	2,014,537.83	140

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	91,271.63
Aggregate Net Losses/(Gains) - June 2021	(6,872.80)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.04%
Prior Net Losses Ratio	-0.64%
Second Prior Net Losses Ratio	-0.71%
Third Prior Net Losses Ratio	-0.59%
Four Month Average	-0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.11%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	26.44

Flow of Funds	$ Amount
Collections	13,034,973.10
Investment Earnings on Cash Accounts	81.29
Servicing Fee	(163,661.82)
Transfer to Collection Account	0.00
Available Funds	12,871,392.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	329,498.48
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,837,113.63
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	435,867.22

Total Distributions of Available Funds	12,871,392.57

Servicing Fee	163,661.82
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 06/15/21	181,094,072.14
Principal Paid	12,032,380.04
Note Balance @ 07/15/21	169,061,692.10

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-3
Note Balance @ 06/15/21	67,414,072.14
Principal Paid	12,032,380.04
Note Balance @ 07/15/21	55,381,692.10
Note Factor @ 07/15/21	16.2887330%

Class A-4
Note Balance @ 06/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	83,100,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	30,580,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	403,145.31
Total Principal Paid	12,032,380.04
Total Paid	12,435,525.35

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	140,445.98
Principal Paid	12,032,380.04
Total Paid to A-3 Holders	12,172,826.02

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4024692
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0121995
Total Distribution Amount	12.4146687

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4130764
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.3893531
Total A-3 Distribution Amount	35.8024295

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	152.68
Noteholders' Principal Distributable Amount	847.32

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,548,816.60
Investment Earnings	54.67
Investment Earnings Paid	(54.67)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$544,124.78	$395,631.90	$402,270.20
Number of Extensions	37	27	31
Ratio of extensions to Beginning of Period Receivables Balance	0.28%	0.19%	0.18%